Capital and reserves - Summary of Capital and Reserves (Detail)	12 Months Ended
Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Balance (in Shares)	155,389
Issued during the year before the IPO	3,320
Reorganization transactions	(158,709)
Issued during the year during and subsequent to the IPO	0
Balance (in Shares)	0
Class A Common Stock [Member]
Disclosure of classes of share capital [line items]
Balance (in Shares)	0
Issued during the year before the IPO	0
Reorganization transactions	180,314,159
Issued during the year during and subsequent to the IPO	26,257,358
Balance (in Shares)	206,571,517
Class B Common Stock [Member]
Disclosure of classes of share capital [line items]
Balance (in Shares)	0
Issued during the year before the IPO	0
Reorganization transactions	903,670,701
Issued during the year during and subsequent to the IPO	0
Balance (in Shares)	903,670,701
Registered Shares [Member]
Disclosure of classes of share capital [line items]
Balance (in Shares)	344,611
Issued during the year before the IPO	0
Reorganization transactions	(344,611)
Issued during the year during and subsequent to the IPO	0
Balance (in Shares)	0